DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Sep. 30, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	China Commercial Credit Inc
Entity Central Index Key	0001556266
Amendment Flag	false
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Entity Filer Category	Non-accelerated Filer